Investments (Selected Information Regarding Equity and Fixed Income Securities) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		$ 544	$ 814
Realized gains	[1]	21	40
Realized losses	[1]	41	54
Virginia Electric and Power Company
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		373	392
Realized gains	[1]	17	16
Realized losses	[1]	$ 31	$ 19

[1]	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.